Income Taxes (Tables) - Southland Holdings Llc [Member]	12 Months Ended
Dec. 31, 2021
Schedule of reconciliation federal statutory rate

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Current income tax
Federal	$7,481	$6,725	$56
State	1,125	2,907	785
Foreign	2,092	(433)	3,347
Deferred income tax
Federal	18,330	(12,499)	635
State	2,421	(2,434)	—
Foreign	(1,798)	2,077	(2,545)
Valuation allowance	(18,706)	13,063	—
Total tax expense	$10,945	$9,406	$2,278

Schedule of tax expense

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Statutory rate	$11,020	$8,307	$6,867
Untaxable earnings	12,073	(320)	(4,750)
State income taxes - net of federal benefit	3,911	(457)	578
Change in valuation allowances	(18,706)	13,063	—
Effect of foreign income taxes	(327)	4,358	266
Effect of uncertain tax positions	2,709	—	—
Ratable allocation related to acquisition	—	(19,608)	—
Prior year true-ups	—	5,191	—
Other	265	(1,128)	(683)
Income tax expense	$10,945	$9,406	$2,278

Schedule of Effective Income Tax Rate Reconciliation

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Statutory rate	21.0%	21.0%	21.0%
Untaxable earnings	23.0%	(0.8)%	(14.5)%
State income taxes - net of federal benefit	7.5%	(1.2)%	1.8%
Change in valuation allowances	(35.6)%	33.0%	—%
Effect of foreign income taxes	(0.6)%	11.0%	0.8%
Effect of uncertain tax positions	5.2%	—%	—%
Ratable allocation related to acquisition	—%	(49.6)%	—%
Prior year true-ups	—%	13.2%	—%
Other	0.5%	(2.8)%	(2.1)%
Income tax expense	20.9%	23.8%	7.0%

Schedule of deferred income tax assets and deferred tax liabilities

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets:
Federal net operating loss carryforwards	$23,041	$20,956
Deferred compensation	2,032	2,512
Lease liability	3,754	5,218
Income from surety	5,861	24,993
Other	1,435	1,793
Total deferred tax assets	36,123	55,472

Valuation allowance	(23,111)	(41,817)

Deferred tax liabilities:
Property and equipment	(6,575)	(5,606)
Passthrough income / joint ventures	(2,945)	(2,815)
ROU asset	(3,875)	(5,343)
Intangible assets and other	(5,579)	(6,125)
Total deferred tax liabilities	(18,974)	(19,889)

Net deferred tax liabilities	$(5,962)	$(6,234)

Schedule of uncertain tax positions

	Year ended
(Amounts in thousands)	December 31, 2021	December 31, 2020
Balance at beginning of period	$—	$—
Additions to current year tax positions	2,708	—
Balance at end of period	$2,708	$—